Property Sale (Table)	12 Months Ended
Dec. 31, 2018
Acquisitiondate Fair Value Of Total Consideration Transferred [Abstract]
Schedule of Loss on Sale of Property Explanatory

During the year ended December 31, 2018, the Company recorded a loss on disposal of $1,589, representing the total consideration less the book value of net assets sold and cost on disposal, represented as follows:

Fair value of proceeds
Cash received from disposal of Coeur common shares (1)	$17,815
Book value of net assets sold
Lincoln Hill Project, Wilco Project, Gold Ridge exploration and evaluation costs	(19,263)
Legal and other expenses	(141)
Loss on disposal	$(1,589)
(1)	During the year ended December 31, 2018, the Company incurred a loss on the sale of the Coeur shares of $967 (year ended December 31, 2017 - $nil).